Share-Based Compensation - Summary of Aggregate Options Activity and Information Regarding Options Outstanding (Details) shares in Thousands			12 Months Ended
	Jun. 01, 2023 ¥ / shares	Jan. 22, 2019 $ / shares	Feb. 29, 2024 ¥ / shares shares	Feb. 28, 2023 ¥ / shares shares	Feb. 28, 2022 ¥ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Options, Options outstanding, Beginning of period			3,213	3,898
Number of Options, Granted			100
Number of Options, Forfeited			(72)	(93)
Number of Options, Expired			(15)	(592)
Number of Options, Options outstanding, End of period			3,226	3,213	3,898
Number of Options, Options vested or expected to vest			3,226
Number of Options, Options exercisable			2,959
Weighted Average Exercise Price, Options outstanding, Beginning of period | ¥ / shares			¥ 14.34	¥ 14.49
Weighted Average Exercise Price, Granted | (per share)	¥ 2	$ 4.6	14.40
Weighted Average Exercise Price, Forfeited | ¥ / shares			15.86	25.46
Weighted Average Exercise Price, Expired | ¥ / shares			17.26	13.60
Weighted Average Exercise Price, Options outstanding, End of period | ¥ / shares			15.66	¥ 14.34	¥ 14.49
Weighted Average Exercise Price, Options vested or expected to vest | ¥ / shares			15.66
Weighted Average Exercise Price, Options exercisable | ¥ / shares			¥ 15.35
Weighted Average Remaining Contract Life (Years), Options outstanding			4 years 29 days	4 years 10 months 28 days	5 years 10 months 28 days
Weighted Average Remaining Contract Life (Years), Granted			9 years 3 months 29 days
Weighted Average Remaining Contract Life (Years), Forfeited			5 years 2 months 15 days	7 years 7 months 28 days
Weighted Average Remaining Contract Life (Years), Expired			7 years	4 years 6 months 25 days
Weighted Average Remaining Contract Life (Years), Options vested or expected to vest			4 years 29 days
Weighted Average Remaining Contract Life (Years), Options exercisable			3 years 8 months 19 days